Lease liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jan. 01, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Balance, beginning of the period			$ 53,900,000
Additions			7,600,000
Lease repayments			(3,400,000)
Foreign exchange gains (losses)			400,000
Balance, end of the period	$ 58,500,000		58,500,000		$ 53,900,000
Non-current portion of lease liabilities	53,000,000.0		53,000,000.0		48,300,000
Lease liabilities	5,500,000		5,500,000		5,600,000
Interest expense on leases	900,000	$ 500,000	1,800,000	$ 900,000
Undiscounted lease liabilities	81,900,000		81,900,000		78,500,000
Deferred revenue	5,400,000		5,400,000		0	$ 0
Additions			5,400,000		0
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8,800,000		8,800,000		8,900,000
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8,800,000		8,800,000		7,800,000
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8,300,000		8,300,000		7,400,000
Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7,800,000		7,800,000		7,200,000
Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7,000,000.0		7,000,000.0		6,500,000
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	41,200,000		41,200,000		40,700,000
Premise
Disclosure of maturity analysis of operating lease payments [line items]
Balance, beginning of the period			53,300,000
Additions			7,300,000
Lease repayments			(3,300,000)
Foreign exchange gains (losses)			400,000
Balance, end of the period	57,700,000		57,700,000		53,300,000
Non-current portion of lease liabilities	52,400,000		52,400,000
Lease liabilities	5,300,000		5,300,000
Undiscounted lease liabilities	79,900,000		79,900,000		77,900,000
Premise | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8,200,000		8,200,000		8,700,000
Premise | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	8,200,000		8,200,000		7,700,000
Premise | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7,800,000		7,800,000		7,300,000
Premise | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	7,600,000		7,600,000		7,100,000
Premise | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	6,900,000		6,900,000		6,400,000
Premise | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	41,200,000		41,200,000		40,700,000
Equipment
Disclosure of maturity analysis of operating lease payments [line items]
Balance, beginning of the period			600,000
Additions			300,000
Lease repayments			(100,000)
Foreign exchange gains (losses)			0
Balance, end of the period	800,000		800,000		600,000
Non-current portion of lease liabilities	600,000		600,000
Lease liabilities	200,000		200,000
Undiscounted lease liabilities	2,000,000.0		2,000,000.0		600,000
Equipment | Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	600,000		600,000		200,000
Equipment | Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	600,000		600,000		100,000
Equipment | Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	500,000		500,000		100,000
Equipment | Year 4
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	200,000		200,000		100,000
Equipment | Year 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	100,000		100,000		100,000
Equipment | Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted lease liabilities	$ 0		$ 0		$ 0